Related parties (Detail 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Merchants
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ (1,738)
Collection entities
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	12,012	$ 6,853
Amounts payable, related party transactions	(65)	(429)
Amounts receivable, advances and other receivables with related parties	$ 12,081	$ 0